Subsequent Events	3 Months Ended	12 Months Ended
	Jun. 30, 2015	Mar. 31, 2015
Accounting Policies [Abstract]
Subsequent Events

On July 7, 2015, the Company issued 161,942,326 common stock for $11,335 or $0.00007 per share.

On July 15, 2015, the Company issued 143,928,240 common stock for $10,074, or $0.00007 per share.

On August 28, 2015, the Company issued a convertible note payable in the amount of $15,000. The note bears 8% interest rate and is due on April 28, 2016. The loan becomes convertible on August 28, 2015, the issue date of the note. The loan and any accrued interest can then be converted into shares of the Company’s common stock at a rate of 50% multiplied by the market price, which is the lowest trading price for the common stock during the twenty (20) trading day period ending on the latest complete trading day prior to the conversion date.

During the subsequent quarter the Company borrowed $2,000 from a related party. The debt bears no interest and is payable at the convenience of the Company.

In accordance with ASC 855-10, the Company has analyzed its operations subsequent to June 30, 2015 to the date these financial statements were issued, and has determined that it does not have any material subsequent events to disclose in these financial statements other than the events described above.

On April 6, 2015, the Company approved an amendment to their 2013 Equity Incentive Plan. This amendment increases the reserved common shares for the plan to 390,004,800.

On April 16, 2015, in conjunction with the April 6, 2015 amendment, the board approved the issuance of 204,000,250 new options with an exercise price of $0.0008, grant date of April 16, 2015, and term of 5 years.

On April 22, 2015, the Company sold 10,037,107 common shares for $5,405 cash, at a per share price of $0.000498.

On June 25, 2015, the Company sold 154,245,477 common shares for $10,797 cash, at a per share price of $0.00007.

On July 7, 2015, the Company sold 161,942,326 shares of common stock for $11,336 in cash or $0.00007 per share.

On July 15, 2015, the Company sold 143,928,240 shares of common stock for $10,075 in cash, or $0.00007 per share.

On June 9, 2015, the Company granted 90,000,000 stock warrants to a legal firm for services rendered.

The Company issued the following common shares to satisfy the conversion of the following debt subsequent to the March 31, 2015 year end:

Date	Debt/Interest Converted	Common Stock Issued	Price per Share
April 1, 2015	$16,650	41,111,111	$0.00041
April 6, 2015	$10,000	20,964,361	$0.00048
April 8, 2015	$15,309	45,356,111	$0.00034
April 8, 2015	$20,000	45,454,545	$0.00044
April 9, 2015	$14,320	32,545,455	$0.00044
April 14, 2015	$10,000	23,696,682	$0.00042
April 16, 2015	$1,918	5,300,000	$0.00036
April 21, 2015	$10,000	25,974,026	$0.00039
April 29, 2015	$15,000	38,961,039	$0.00039
May 4, 2015	$5,083	13,146,439	$0.00039
May 12, 2015	$28,456	90,337,960	$0.00031
May 20, 2015	$20,199	94,764,514	$0.00021
May 20, 015	$17,240	78,363,636	$0.00022
May 27, 2015	$13,568	70,180,137	$0.00019
May 29, 2015	$15,000	88,235,295	$0.00017
June 11, 2015	$9,897	94,260,947	$0.00010
June 16, 2015	$14,100	117,500,000	$0.00012
June 16, 2015	$13,565	113,041,667	$0.00012
June 22, 2015	$7,415	123,583,333	$0.00006
June 22, 2015	$14,384	247,992,413	$0.00006
June 23, 2015	$7,752	129,200,000	$0.00006
Total	$279,857	1,539,969,671

On May 5, 2015, the Company issued a convertible note payable in the amount of $137,800 including an original issue discount of $7,800. This loan contains a front-end funding of $68,900 and a back-end funding of $68,900. The note bears 8% interest and is due on May 5, 2016. The loan becomes convertible 180 days after the date of the note. The loan and any accrued interest can then be converted into shares of the Company’s common stock at a rate of 42% multiplied by the market price, which is the average of the lowest three (3) trading prices for the common stock during the ten (10) trading day period ending on the latest complete trading day prior to the conversion date.

On May 6, 2015, the Company issued a convertible note payable in the amount of $10,500. The note bears 8% interest and is due on February 8, 2016. The loan becomes convertible 180 days after the date of the note. The loan and any accrued interest can then be converted into shares of the Company’s common stock at a rate of 50% multiplied by the market price, which is the average of the lowest three (3) trading prices for the common stock during the thirty (30) trading day period ending on the latest complete trading day prior to the conversion date.

On May 28, 2015, the Company issued a convertible note payable in the amount of $15,000. The note bears a one-time 8% interest rate and is due on May 28, 2016. The loan becomes convertible on November 28, 2015, six months from the date of the note. The loan and any accrued interest can then be converted into shares of the Company’s common stock at a rate of 65% multiplied by the market price, which is the average of the lowest three (3) trading prices for the common stock during the twenty (20) trading day period ending on the latest complete trading day prior to the conversion date. However, if the market price during the 20 day trading period (mentioned above) is below $0.03, then the conversion factor will be reduced to 55%.

On September 4, 2015, the Company issued a convertible note payable in the amount of $19,000. The note bears 8% interest rate and is due on June 4, 2016. The loan becomes convertible on March 2, 2016, 180 days after the issue date of the note. The loan and any accrued interest can then be converted into shares of the Company’s common stock at a rate of 55% multiplied by the market price, which is the average of the two lowest trading price for the common stock during the fifteen (15) trading day period ending on the latest complete trading day prior to the conversion date.

During the subsequent quarter the Company borrowed $13,600 from related parties. The debt bears no interest and is payable at the convenience of the Company.

In accordance with ASC 855-10, the Company has analyzed its operations subsequent to March 31, 2015 to the date these financial statements were issued, and has determined that it does not have any material subsequent events to disclose in these financial statements other than the events described above.